Financial Instruments and Risk Management (Details) - Schedule of liquidity risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liquidity Risks [Abstract]
Trade payables	$ 4,655	$ 2,332
Loans (see also note 12)	197	215
Financial liability at fair value		648
Convertible Securities (see also note 10)	737	7,242
Derivative liabilities - warrants (see also note 14G)	618	1,261
Loan from major shareholder	765
Lease liabilities (see also note 15)	393	385
Total	$ 7,365	$ 12,083